INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
At January 1	£ 0
Acquired during the period	8,444
Share of loss	(1,198)
Share of fair value gains on intangible assets	6,571
At December 31	£ 13,817